Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Income Taxes [Abstract]
Current taxes	$ (867)	$ (3,744)	$ (4,540)
Deferred taxes	(55,238)	(3,141)	(1,454)
Resource revenue recovery (expense)	487	(1,773)	(1,020)
(Provision for) recovery of income taxes	$ (55,618)	$ (8,658)	$ (7,014)